UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22165

Allstate Financial Investment Trust
(Exact name of registrant as specified in charter)

3100 Sanders Road Suite J5B Northbrook, IL		60062-7154
(Address of principal executive offices)		(Zip code)

Joseph P. Rath Allstate Financial Investment Trust 3100 Sanders Road Suite J5B Northbrook, IL 60062-7154
(Name and address of agent for service)

Registrant's telephone number, including area code:		(847) 402-2532

Date of fiscal year end:	August 31, 2009

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

ALLSTATE CLEARTARGET 2005 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

November 30, 2008 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 97.5%
AllianceBernstein Global Real Estate Investment Portfolio	7,400	$41,807
AllianceBernstein High Yield Portfolio	3,387	21,001
AllianceBernstein Inflation-Protected Securities Portfolio	6,066	57,814
AllianceBernstein Intermediate Duration Bond Portfolio	7,083	62,753
AllianceBernstein International Growth Portfolio	4,248	29,012
AllianceBernstein International Value Portfolio	4,805	29,647
AllianceBernstein Short Duration Bond Portfolio	3,028	26,981
AllianceBernstein Small-Mid Cap Growth Portfolio	1,656	12,401
AllianceBernstein Small-Mid Cap Value Portfolio	1,827	12,549
Allstate Large Cap Index Fund(a)	16,759	113,629

TOTAL INVESTMENTS – 97.5% (cost $556,580)		407,594
OTHER ASSETS LESS LIABILITIES – 2.5%		10,361

NET ASSETS – 100%		$417,955

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

November 30, 2008 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 98.5%
AllianceBernstein Global Real Estate Investment Portfolio	19,286	$108,964
AllianceBernstein High Yield Portfolio	12,446	77,168
AllianceBernstein Inflation-Protected Securities Portfolio	14,990	142,856
AllianceBernstein Intermediate Duration Bond Portfolio	17,607	155,996
AllianceBernstein International Growth Portfolio	14,098	96,287
AllianceBernstein International Value Portfolio	15,433	95,224
AllianceBernstein Small-Mid Cap Growth Portfolio	5,922	44,358
AllianceBernstein Small-Mid Cap Value Portfolio	6,493	44,608
Allstate Large Cap Index Fund(a)	54,731	371,075

TOTAL INVESTMENTS – 98.5% (cost $1,315,334)		1,136,536
OTHER ASSETS LESS LIABILITIES – 1.5%		16,950

NET ASSETS – 100%		$1,153,486

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

November 30, 2008 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 99.2%
AllianceBernstein Global Real Estate Investment Portfolio	17,307	$97,782
AllianceBernstein High Yield Portfolio	10,723	66,483
AllianceBernstein Inflation-Protected Securities Portfolio	7,911	75,392
AllianceBernstein Intermediate Duration Bond Portfolio	12,886	114,171
AllianceBernstein International Growth Portfolio	14,102	96,317
AllianceBernstein International Value Portfolio	15,846	97,772
AllianceBernstein Small-Mid Cap Growth Portfolio	6,435	48,194
AllianceBernstein Small-Mid Cap Value Portfolio	7,051	48,441
Allstate Large Cap Index Fund(a)	52,353	354,956

TOTAL INVESTMENTS – 99.2% (cost $1,423,085)		999,508
OTHER ASSETS LESS LIABILITIES – 0.8%		8,123

NET ASSETS – 100%		$1,007,631

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

November 30, 2008 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 100.2%
AllianceBernstein Global Real Estate Investment Portfolio	9,731	$54,982
AllianceBernstein High Yield Portfolio	5,577	34,575
AllianceBernstein Inflation-Protected Securities Portfolio	1,596	15,206
AllianceBernstein Intermediate Duration Bond Portfolio	5,428	48,092
AllianceBernstein International Growth Portfolio	8,287	56,598
AllianceBernstein International Value Portfolio	9,376	57,853
AllianceBernstein Small-Mid Cap Growth Portfolio	4,014	30,068
AllianceBernstein Small-Mid Cap Value Portfolio	4,439	30,500
Allstate Large Cap Index Fund(a)	30,256	205,133

TOTAL INVESTMENTS – 100.2% (cost $767,193)		533,007
OTHER ASSETS LESS LIABILITIES – (0.2)%		(1,035)

NET ASSETS – 100%		$531,972

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

November 30, 2008 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 101.2%
AllianceBernstein Global Real Estate Investment Portfolio	7,466	$42,184
AllianceBernstein High Yield Portfolio	3,774	23,401
AllianceBernstein Intermediate Duration Bond Portfolio	3,561	31,549
AllianceBernstein International Growth Portfolio	11,875	81,106
AllianceBernstein International Value Portfolio	13,162	81,209
AllianceBernstein Small-Mid Cap Growth Portfolio	5,919	44,329
AllianceBernstein Small-Mid Cap Value Portfolio	6,515	44,759
Allstate Large Cap Index Fund(a)	42,942	291,148

TOTAL INVESTMENTS – 101.2% (cost $939,370)		639,685
OTHER ASSETS LESS LIABILITIES – (1.2)%		(7,674)

NET ASSETS – 100%		$632,011

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE CLEARTARGET 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS

November 30, 2008 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 99.4%
AllianceBernstein Global Real Estate Investment Portfolio	2,372	$13,404
AllianceBernstein Intermediate Duration Bond Portfolio	1,444	12,791
AllianceBernstein International Growth Portfolio	5,146	35,147
AllianceBernstein International Value Portfolio	5,838	36,023
AllianceBernstein Small-Mid Cap Growth Portfolio	2,641	19,778
AllianceBernstein Small-Mid Cap Value Portfolio	2,923	20,081
Allstate Large Cap Index Fund(a)	18,875	127,970

TOTAL INVESTMENTS – 99.4% (cost $363,043)		265,194
OTHER ASSETS LESS LIABILITIES – 0.6%		1,722

NET ASSETS – 100%		$266,916

(a) Affiliated security.

See notes to financial statements

1

Allstate ClearTarget 2050 Retirement Fund

PORTFOLIO OF INVESTMENTS

November 30, 2008 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES – 98.0%
AllianceBernstein Global Real Estate Investment Portfolio	1,734	$9,796
AllianceBernstein Intermediate Duration Bond Portfolio	1,046	9,269
AllianceBernstein International Growth Portfolio	3,660	25,000
AllianceBernstein International Value Portfolio	4,122	25,434
AllianceBernstein Small-Mid Cap Growth Portfolio	1,970	14,753
AllianceBernstein Small-Mid Cap Value Portfolio	2,168	14,890
Allstate Large Cap Index Fund(a)	13,479	91,387

TOTAL INVESTMENTS – 98.0% (cost $257,668)		190,529
OTHER ASSETS LESS LIABILITIES – 2.0%		3,817

NET ASSETS – 100%		$194,346

(a) Affiliated security.

See notes to financial statements

1

ALLSTATE LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

November 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.3%
Consumer Discretionary – 7.9%
Auto Components – 0.1%
Goodyear Tire & Rubber Co./The*	151	$971
Johnson Controls, Inc.	371	6,552
		7,523
Automobiles – 0.2%
Ford Motor Co.*	1,415	3,806
General Motors Corp.	379	1,986
Harley-Davidson, Inc.	148	2,518
		8,310
Distributors – 0.1%
Genuine Parts Co.	101	3,954

Diversified Consumer Services – 0.2%
Apollo Group, Inc.*	66	5,071
H&R Block, Inc.	205	3,922
		8,993
Hotels Restaurants & Leisure – 1.4%
Carnival Corp.	273	5,733
Darden Restaurants, Inc.	88	1,610
International Game Technology	193	2,067
Marriott International, Inc.	184	3,089
McDonald’s Corp.	704	41,360
Starbucks Corp.*	457	4,081
Starwood Hotels & Resorts Worldwide, Inc.	117	1,973
Wyndham Worldwide Corp.	110	526
Wynn Resorts, Ltd.	34	1,354
Yum! Brands, Inc.	293	7,893
		69,686
Household Durables – 0.4%
Black & Decker Corp.	37	1,570
Centex Corp.	77	705
DR Horton, Inc.	172	1,182
Fortune Brands, Inc.	93	3,515
Harman International Industries, Inc.	36	542
KB Home	47	547
Leggett & Platt, Inc.	101	1,475
Lennar Corp.	88	626
Newell Rubbermaid, Inc.	173	2,311
Pulte Homes, Inc.	134	1,427
Snap-On, Inc.	35	1,262

See notes to financial statements

	Shares	Value
Stanley Works/The	49	$1,558
Whirlpool Corp.	46	1,811
		18,531
Internet & Catalog Retail – 0.2%
Amazon.Com, Inc.*	200	8,540
Expedia, Inc.*	131	1,100
		9,640
Leisure Equipment & Products – 0.1%
Eastman Kodak Co.	162	1,226
Hasbro, Inc.	78	2,091
Mattel, Inc.	224	3,062
		6,379
Media – 2.5%
CBS Corp.	424	2,824
Comcast Corp.	1,826	31,663
DIRECTV Group, Inc./The*	334	7,351
Gannett Co., Inc.	143	1,246
Interpublic Group of Cos., Inc.*	298	1,219
McGraw-Hill Cos., Inc./The	198	4,950
Meredith Corp.	23	371
New York Times Co./The	73	550
News Corp.	1,436	11,344
Omnicom Group, Inc.	200	5,658
Scripps Networks Interactive, Inc.	55	1,528
Time Warner, Inc.	2,243	20,299
Viacom, Inc.*	389	6,193
Walt Disney Co./The	1,174	26,439
Washington Post Co./The	3	1,188
		122,823
Multiline Retail – 0.6%
Big Lots, Inc.*	51	893
Family Dollar Stores, Inc.	87	2,417
JC Penney Co., Inc.	139	2,639
Kohl’s Corp.*	191	6,238
Macy’s, Inc.	262	1,944
Nordstrom, Inc.	100	1,137
Sears Holdings Corp.*	35	1,269
Target Corp.	472	15,935
		32,472
Specialty Retail – 1.7%
Abercrombie & Fitch Co.	54	1,044
AutoNation, Inc.*	67	572
Autozone, Inc.*	24	2,621
Bed Bath & Beyond, Inc.*	163	3,307
Best Buy Co., Inc.	210	4,349

See notes to financial statements

	Shares	Value
GameStop Corp.*	102	$2,229
Gap, Inc./The	294	3,828
Home Depot, Inc.	1,062	24,543
Lowe’s Cos., Inc.	916	18,924
Ltd. Brands, Inc.	178	1,657
Office Depot, Inc.*	172	339
RadioShack Corp.	81	798
Sherwin-Williams Co./The	62	3,654
Staples, Inc.	445	7,725
Tiffany & Co.	77	1,524
TJX Cos., Inc.	262	5,979
		83,093
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc.*	210	3,759
Jones Apparel Group, Inc.	52	267
Liz Claiborne, Inc.	59	168
Nike, Inc.	246	13,099
Polo Ralph Lauren Corp.	35	1,512
VF Corp.	54	2,824
		21,629
		393,033
Consumer Staples – 12.9%
Beverages – 2.6%
Brown-Forman Corp.	61	2,677
Coca-Cola Co./The	1,244	58,306
Coca-Cola Enterprises, Inc.	198	1,818
Constellation Brands, Inc.*	120	1,531
Dr Pepper Snapple Group, Inc.*	155	2,502
Molson Coors Brewing Co.	94	4,180
Pepsi Bottling Group, Inc.	86	1,556
PepsiCo, Inc.	980	55,566
		128,136
Food & Staples Retailing – 3.3%
Costco Wholesale Corp.	271	13,948
CVS Caremark Corp.	899	26,008
Kroger Co./The	409	11,313
Safeway, Inc.	272	5,929
SUPERVALU, Inc.	133	1,584
SYSCO Corp.	377	8,841
Wal-Mart Stores, Inc.	1,403	78,400
Walgreen Co.	619	15,314
Whole Foods Market, Inc.	88	931
		162,268
Food Products – 1.8%
Archer-Daniels-Midland Co.	403	11,034

See notes to financial statements

	Shares	Value
Campbell Soup Co.	132	$4,231
ConAgra Foods, Inc.	283	4,174
Dean Foods Co.*	95	1,383
General Mills, Inc.	210	13,266
Hershey Co./The	104	3,744
HJ Heinz Co.	195	7,574
JM Smucker Co./The	77	3,493
Kellogg Co.	156	6,775
Kraft Foods, Inc.	950	25,850
McCormick & Co., Inc.	80	2,382
Sara Lee Corp.	443	4,067
Tyson Foods, Inc.	188	1,261
		89,234
Household Products – 3.2%
Clorox Co.	87	5,147
Colgate-Palmolive Co.	316	20,562
Kimberly-Clark Corp.	259	14,968
Procter & Gamble Co.	1,872	120,463
		161,140
Personal Products – 0.1%
Avon Products, Inc.	265	5,591
Estee Lauder Cos., Inc./The	71	1,981
		7,572
Tobacco – 1.9%
Altria Group, Inc.	1,289	20,727
Lorillard, Inc.	108	6,527
Philip Morris International, Inc.	1,290	54,386
Reynolds American, Inc.	106	4,355
UST, Inc.	92	6,325
		92,320
		640,670
Energy – 14.1%
Energy Equipment & Services – 2.0%
Baker Hughes, Inc.	193	6,722
BJ Services Co.	183	2,194
Cameron International Corp.*	136	2,870
ENSCO International, Inc.	90	2,917
Halliburton Co.	548	9,645
Nabors Industries, Ltd.*	174	2,523
National Oilwell Varco, Inc.*	260	7,355
Noble Corp.	167	4,474
Rowan Cos., Inc.	70	1,215
Schlumberger, Ltd.	750	38,055
Smith International, Inc.	135	3,947
Transocean, Inc.*	200	13,376

See notes to financial statements

	Shares	Value
Weatherford International, Ltd.*	426	$5,440
		100,733
Oil, Gas & Consumable Fuels – 12.1%
Anadarko Petroleum Corp.	293	12,028
Apache Corp.	209	16,156
Cabot Oil & Gas Corp.	64	1,918
Chesapeake Energy Corp.	326	5,601
Chevron Corp.	1,286	101,607
ConocoPhillips	951	49,946
Consol Energy, Inc.	115	3,332
Devon Energy Corp.	277	20,038
El Paso Corp.	439	3,244
EOG Resources, Inc.	155	13,178
Exxon Mobil Corp.	3,251	260,568
Hess Corp.	177	9,565
Marathon Oil Corp.	441	11,545
Massey Energy Co.	52	812
Murphy Oil Corp.	118	5,198
Noble Energy, Inc.	108	5,646
Occidental Petroleum Corp.	510	27,611
Peabody Energy Corp.	169	3,960
Pioneer Natural Resources Co.	74	1,486
Range Resources Corp.	96	3,981
Southwestern Energy Co.*	214	7,355
Spectra Energy Corp.	385	6,260
Sunoco, Inc.	72	2,861
Tesoro Corp.	86	790
Valero Energy Corp.	328	6,019
Williams Cos., Inc.	360	5,839
XTO Energy, Inc.	344	13,155
		599,699
		700,432
Financials – 13.1%
Capital Markets – 2.3%
American Capital, Ltd.	137	581
Ameriprise Financial, Inc.	135	2,492
Bank of New York Mellon Corp./The	722	21,812
Charles Schwab Corp./The	584	10,705
E*Trade Financial Corp.*	336	454
Federated Investors, Inc.	54	1,072
Franklin Resources, Inc.	95	5,771
Goldman Sachs Group, Inc./The	266	21,011
Invesco, Ltd.	241	3,024
Janus Capital Group, Inc.	100	815
Legg Mason, Inc.	89	1,604
Merrill Lynch & Co., Inc.	958	12,665
Morgan Stanley	694	10,236

See notes to financial statements

	Shares	Value
Northern Trust Corp.	138	$6,333
State Street Corp.	270	11,370
T Rowe Price Group, Inc.	162	5,542
		115,487
Commercial Banks – 3.2%
BB&T Corp.	344	10,310
Comerica, Inc.	94	2,120
Fifth Third Bancorp	361	3,451
First Horizon National Corp.	126	1,347
Huntington Bancshares, Inc.	229	1,832
Keycorp	308	2,889
M&T Bank Corp.	48	3,084
Marshall & Ilsley Corp.	162	2,503
National City Corp.	1,384	2,782
PNC Financial Services Group, Inc.	216	11,398
Regions Financial Corp.	435	4,433
SunTrust Banks, Inc.	220	6,980
US Bancorp	1,091	29,435
Wachovia Corp.	1,351	7,593
Wells Fargo & Co.	2,323	67,111
Zions Bancorporation	71	2,264
		159,532
Consumer Finance – 0.6%
American Express Co.	724	16,877
Capital One Financial Corp.	235	8,086
Discover Financial Services	300	3,069
SLM Corp.*	292	2,689
		30,721
Diversified Financial Services – 3.6%
Bank of America Corp.	3,142	51,057
CIT Group, Inc.	178	595
Citigroup, Inc.	3,408	28,252
CME Group, Inc.	41	8,690
IntercontinentalExchange, Inc.*	47	3,459
JPMorgan Chase & Co.	2,323	73,546
Leucadia National Corp.	110	2,151
Moody’s Corp.	122	2,649
NASDAQ OMX Group, Inc./The*	92	1,978
NYSE Euronext	165	3,929
		176,306
Insurance – 2.4%
Aflac, Inc.	298	13,797
Allstate Corp./The(a)	339	8,624
American International Group, Inc.	1,684	3,385
AON Corp.	173	7,837
Assurant, Inc.	73	1,589

See notes to financial statements

	Shares	Value
Chubb Corp.	224	$11,505
Cincinnati Financial Corp.	102	2,982
Genworth Financial, Inc.	270	392
Hartford Financial Services Group, Inc.	189	1,597
Lincoln National Corp.	161	2,211
Loews Corp.	226	6,190
Marsh & McLennan Cos., Inc.	320	8,160
MBIA, Inc.	121	708
MetLife, Inc.	477	13,719
Principal Financial Group, Inc.	162	2,237
Progressive Corp./The	422	6,338
Prudential Financial, Inc.	266	5,772
Torchmark Corp.	54	1,952
Travelers Cos., Inc./The	368	16,063
Unum Group	215	3,204
XL Capital, Ltd.	207	1,041
		119,303
Real Estate Investment Trusts (REITs) – 0.8%
Apartment Investment & Management Co.	53	608
AvalonBay Communities, Inc.	48	2,912
Boston Properties, Inc.	74	3,952
Developers Diversified Realty Corp.	75	360
Equity Residential	168	5,112
HCP, Inc.	158	3,266
Host Hotels & Resorts, Inc.	324	2,437
Kimco Realty Corp.	143	2,023
Plum Creek Timber Co., Inc.	107	3,808
Prologis	163	624
Public Storage	78	5,451
Simon Property Group, Inc.	140	6,650
Vornado Realty Trust	86	4,597
		41,800
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc.*	120	547

Thrifts & Mortgage Finance – 0.2%
Hudson City Bancorp, Inc.	324	5,414
People’s United Financial, Inc.	218	4,157
Sovereign Bancorp, Inc.*	340	840
		10,411
		654,107
Health Care – 13.8%
Biotechnology – 2.0%
Amgen, Inc.*	662	36,768
Biogen Idec, Inc.*	181	7,658
Celgene Corp.*	284	14,796

See notes to financial statements

	Shares	Value
Cephalon, Inc.*	43	$3,160
Genzyme Corp.*	167	10,691
Gilead Sciences, Inc.*	575	25,754
		98,827
Health Care Equipment & Supplies – 2.1%
Baxter International, Inc.	393	20,790
Becton Dickinson & Co.	152	9,656
Boston Scientific Corp.*	939	5,794
Covidien, Ltd.	314	11,571
CR Bard, Inc.	62	5,086
Dentsply International, Inc.	87	2,269
Hospira, Inc.*	100	3,003
Intuitive Surgical, Inc.*	23	3,048
Life Technologies, Inc.*	93	2,427
Medtronic, Inc.	706	21,547
St Jude Medical, Inc.*	212	5,942
Stryker Corp.	154	5,994
Varian Medical Systems, Inc.*	78	3,148
Zimmer Holdings, Inc.*	140	5,225
		105,500
Health Care Providers & Services – 1.9%
Aetna, Inc.	295	6,437
AmerisourceBergen Corp.	98	3,072
Cardinal Health, Inc.	223	7,252
Cigna Corp.	171	2,071
Coventry Health Care, Inc.*	92	1,147
DaVita, Inc.*	65	3,266
Express Scripts, Inc.*	154	8,857
Humana, Inc.*	105	3,174
Laboratory Corp. of America Holdings*	69	4,372
McKesson Corp.	172	6,010
Medco Health Solutions, Inc.*	316	13,272
Patterson Cos., Inc.*	56	1,054
Quest Diagnostics, Inc.	98	4,564
Tenet Healthcare Corp.*	259	313
UnitedHealth Group, Inc.	762	16,010
WellPoint, Inc.*	319	11,356
		92,227
Health Care Technology – 0.0%
IMS Health, Inc.	113	1,486

Life Sciences Tools & Services – 0.3%
Millipore Corp.*	35	1,773
PerkinElmer, Inc.	75	1,355
Thermo Fisher Scientific, Inc.*	261	9,313

See notes to financial statements

	Shares	Value
Waters Corp.*	62	$2,556
		14,997
Pharmaceuticals – 7.5%
Abbott Laboratories	964	50,504
Allergan, Inc.	192	7,235
Barr Pharmaceuticals, Inc.*	67	4,381
Bristol-Myers Squibb Co.	1,238	25,627
Eli Lilly & Co.	625	21,344
Forest Laboratories, Inc.*	191	4,618
Johnson & Johnson	1,749	102,456
King Pharmaceuticals, Inc.*	154	1,480
Merck & Co., Inc.	1,341	35,831
Mylan, Inc.*	191	1,797
Pfizer, Inc.	4,220	69,335
Schering-Plough Corp.	1,017	17,096
Watson Pharmaceuticals, Inc.*	65	1,544
Wyeth	834	30,032
		373,280
		686,317
Industrials – 10.8%
Aerospace & Defense – 2.6%
Boeing Co.	463	19,738
General Dynamics Corp.	249	12,866
Goodrich Corp.	78	2,625
Honeywell International, Inc.	465	12,955
L-3 Communications Holdings, Inc.	76	5,105
Lockheed Martin Corp.	208	16,039
Northrop Grumman Corp.	210	8,599
Precision Castparts Corp.	87	5,455
Raytheon Co.	261	12,737
Rockwell Collins, Inc.	100	3,408
United Technologies Corp.	603	29,263
		128,790
Air Freight & Logistics – 1.2%
CH Robinson Worldwide, Inc.	106	5,414
Expeditors International of Washington, Inc.	133	4,446
FedEx Corp.	194	13,706
United Parcel Service, Inc.	631	36,346
		59,912
Airlines – 0.1%
Southwest Airlines Co.	459	3,970

Building Products – 0.0%
Masco Corp.	224	2,146

See notes to financial statements

	Shares	Value
Commercial Services & Supplies – 0.6%
Allied Waste Industries, Inc.*	211	$2,266
Avery Dennison Corp.	66	2,053
Cintas Corp.	82	1,970
Equifax, Inc.	80	2,036
Monster Worldwide, Inc.*	77	883
Pitney Bowes, Inc.	130	3,212
Robert Half International, Inc.	97	2,026
RR Donnelley & Sons Co.	131	1,672
Stericycle, Inc.*	54	3,094
Waste Management, Inc.	306	8,935
		28,147
Construction & Engineering – 0.2%
Fluor Corp.	111	5,055
Jacobs Engineering Group, Inc.*	76	3,403
		8,458
Electrical Equipment – 0.5%
Cooper Industries, Ltd.	108	2,607
Emerson Electric Co.	486	17,442
Rockwell Automation, Inc.	91	2,835
		22,884
Industrial Conglomerates – 3.0%
3M Co.	437	29,248
General Electric Co.	6,573	112,859
Textron, Inc.	155	2,361
Tyco International, Ltd.	297	6,207
		150,675
Machinery – 1.5%
Caterpillar, Inc.	381	15,617
Cummins, Inc.	126	3,223
Danaher Corp.	160	8,903
Deere & Co.	266	9,260
Dover Corp.	117	3,490
Eaton Corp.	104	4,819
Flowserve Corp.	37	1,862
Illinois Tool Works, Inc.	250	8,530
Ingersoll-Rand Co., Ltd.	200	3,136
ITT Corp.	113	4,730
Manitowoc Co., Inc./The	81	638
PACCAR, Inc.	228	6,354
Pall Corp.	75	2,063
Parker Hannifin Corp.	105	4,314
		76,939
Road & Rail – 1.0%
Burlington Northern Santa Fe Corp.	177	13,560

See notes to financial statements

	Shares	Value
CSX Corp.	255	$9,496
Norfolk Southern Corp.	235	11,625
Ryder System, Inc.	35	1,257
Union Pacific Corp.	318	15,913
		51,851
Trading Companies & Distributors – 0.1%
Fastenal Co.	80	3,081
WW Grainger, Inc.	40	2,823
		5,904
		539,676
Information Technology – 14.8%
Communications Equipment – 2.4%
Ciena Corp.*	56	414
Cisco Systems, Inc.*	3,698	61,165
Corning, Inc.	988	8,902
Harris Corp.	83	2,895
JDS Uniphase Corp.*	134	365
Juniper Networks, Inc.*	340	5,909
Motorola, Inc.	1,418	6,112
QUALCOMM, Inc.	1,027	34,476
Tellabs, Inc.*	249	1,038
		121,276
Computers & Peripherals – 4.2%
Apple, Inc.*	553	51,247
Dell, Inc.*	1,091	12,186
EMC Corp.*	1,295	13,688
Hewlett-Packard Co.	1,533	54,084
International Business Machines Corp.	848	69,197
Lexmark International, Inc.*	47	1,230
NetApp, Inc.*	205	2,768
QLogic Corp.*	81	860
SanDisk Corp.*	140	1,120
Sun Microsystems, Inc.*	471	1,493
Teradata Corp.*	111	1,491
		209,364
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc.*	222	4,180
Amphenol Corp.	110	2,554
Jabil Circuit, Inc.	131	862
Molex, Inc.	89	1,211
Tyco Electronics, Ltd.	295	4,862
		13,669
Internet Software & Services – 1.3%
Akamai Technologies, Inc.*	106	1,300

See notes to financial statements

	Shares	Value
eBay, Inc.*	684	$8,981
Google, Inc.*	149	43,651
VeriSign, Inc.*	120	2,591
Yahoo!, Inc.*	866	9,968
		66,491
IT Services – 0.9%
Affiliated Computer Services, Inc.*	61	2,468
Automatic Data Processing, Inc.	318	13,057
Cognizant Technology Solutions Corp.*	182	3,494
Computer Sciences Corp.*	94	2,619
Convergys Corp.*	76	478
Fidelity National Information Services, Inc.	118	2,027
Fiserv, Inc.*	103	3,516
Mastercard, Inc.	45	6,539
Paychex, Inc.	201	5,680
Total System Services, Inc.	122	1,741
Western Union Co./The	456	6,051
		47,670
Office Electronics – 0.1%
Xerox Corp.	545	3,810

Semiconductors & Semiconductor Equipment – 2.0%
Advanced Micro Devices, Inc.*	380	897
Altera Corp.	188	2,765
Analog Devices, Inc.	181	3,095
Applied Materials, Inc.	839	8,038
Broadcom Corp.*	276	4,226
Intel Corp.	3,518	48,548
Kla-Tencor Corp.	108	2,031
Linear Technology Corp.	138	2,753
LSI Corp.*	402	1,077
MEMC Electronic Materials, Inc.*	141	2,118
Microchip Technology, Inc.	115	2,128
Micron Technology, Inc.*	477	1,307
National Semiconductor Corp.	121	1,331
Novellus Systems, Inc.*	62	768
Nvidia Corp.*	348	2,600
Teradyne, Inc.*	105	398
Texas Instruments, Inc.	819	12,752
Xilinx, Inc.	172	2,814
		99,646
Software – 3.6%
Adobe Systems, Inc.*	332	7,689
Autodesk, Inc.*	140	2,323
BMC Software, Inc.*	118	2,945
CA, Inc.	247	4,159
Citrix Systems, Inc.*	113	3,013

See notes to financial statements

	Shares	Value
Compuware Corp.*	160	$1,016
Electronic Arts, Inc.*	200	3,812
Intuit, Inc.*	201	4,454
Microsoft Corp.	4,914	99,361
Novell, Inc.*	215	978
Oracle Corp.*	2,452	39,453
Salesforce.com, Inc.*	65	1,860
Symantec Corp.*	524	6,304
		177,367
		739,293
Materials – 2.9%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	132	6,304
CF Industries Holdings, Inc.	35	1,842
Dow Chemical Co./The	579	10,740
Eastman Chemical Co.	44	1,448
Ecolab, Inc.	109	4,184
EI Du Pont de Nemours & Co.	564	14,134
International Flavors & Fragrances, Inc.	49	1,496
Monsanto Co.	345	27,324
PPG Industries, Inc.	103	4,524
Praxair, Inc.	197	11,633
Rohm & Haas Co.	77	5,268
Sigma-Aldrich Corp.	78	3,363
		92,260
Construction Materials – 0.1%
Vulcan Materials Co.	68	4,079

Containers & Packaging – 0.1%
Ball Corp.	60	2,187
Bemis Co., Inc.	62	1,675
Pactiv Corp.*	81	2,024
Sealed Air Corp.	98	1,552
		7,438
Metals & Mining – 0.6%
AK Steel Holding Corp.	69	544
Alcoa, Inc.	508	5,466
Allegheny Technologies, Inc.	62	1,423
Freeport-McMoRan Copper & Gold, Inc.	240	5,757
Newmont Mining Corp.	286	9,624
Nucor Corp.	198	7,064
Titanium Metals Corp.	53	448
United States Steel Corp.	72	2,189
		32,515
Paper & Forest Products – 0.2%
International Paper Co.	266	3,312

See notes to financial statements

	Shares	Value
MeadWestvaco Corp.	107	$1,247
Weyerhaeuser Co.	132	4,966
		9,525
		145,817
Telecommunication Services – 3.8%
Diversified Telecommunication Services – 3.6%
AT&T, Inc.	3,688	105,329
CenturyTel, Inc.	64	1,700
Embarq Corp.	89	2,905
Frontier Communications Corp.	197	1,718
Qwest Communications International, Inc.	929	2,973
Verizon Communications, Inc.	1,808	59,031
Windstream Corp.	274	2,428
		176,084
Wireless Telecommunication Services – 0.2%
American Tower Corp.*	247	6,728
Sprint Nextel Corp.	1,787	4,986
		11,714
		187,798
Utilities – 4.2%
Electric Utilities – 2.5%
Allegheny Energy, Inc.	105	3,701
American Electric Power Co., Inc.	252	7,885
Duke Energy Corp.	791	12,308
Edison International	204	6,814
Entergy Corp.	119	10,127
Exelon Corp.	410	23,046
FirstEnergy Corp.	191	11,189
FPL Group, Inc.	255	12,434
Pepco Holdings, Inc.	136	2,447
Pinnacle West Capital Corp.	63	1,915
PPL Corp.	234	7,930
Progress Energy, Inc.	165	6,549
Southern Co.	482	17,506
		123,851
Gas Utilities – 0.1%
Nicor, Inc.	28	1,142
Questar Corp.	108	3,476
		4,618
Independent Power Producers & Energy Traders – 0.1%
AES Corp./The*	420	3,230
Constellation Energy Group, Inc.	111	2,716

See notes to financial statements

	Shares	Value
Dynegy, Inc.*	316	$704
		6,650
Multi-Utilities – 1.5%
Ameren Corp.	132	4,697
Centerpoint Energy, Inc.	212	2,741
CMS Energy Corp.	140	1,422
Consolidated Edison, Inc.	169	6,826
Dominion Resources, Inc.	362	13,329
DTE Energy Co.	102	3,793
Integrys Energy Group, Inc.	48	2,121
NiSource, Inc.	171	2,061
PG&E Corp.	223	8,483
Public Service Enterprise Group, Inc.	317	9,795
Sempra Energy	154	7,187
TECO Energy, Inc.	133	1,729
Wisconsin Energy Corp.	78	3,390
Xcel Energy, Inc.	279	5,248
		72,822
		207,941
Total Common Stocks (cost $7,004,699)		4,895,084

SHORT-TERM INVESTMENTS – 2.0%
INVESTMENT COMPANIES – 2.0%
State Street Institutional Treasury Money Market Fund (cost $97,820)	97,820	97,820

TOTAL INVESTMENTS – 100.3% (cost $7,102,519)		4,992,904
OTHER ASSETS LESS LIABILITIES – (0.3)%		(14,577)

NET ASSETS – 100%		$4,978,327

*	Non-income producing security

(a)	Affiliated security.

See notes to financial statements

Note 1. Security Valuation

For securities traded on an exchange, the market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the Fund’s net asset value (“NAV”) is computed are valued at fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds’ valuation procedures. The value of fair-valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair-valued security will be sold at the price at which the Fund is carrying the security.

Investments in the ClearTarget Retirement Funds’ are valued at their NAV each day on which the New York Stock Exchange is open for business, generally at 4:00 pm Eastern Time. The ClearTarget Retirement Funds invest in the Allstate Large Cap Index Fund and The Alliance Bernstein Pooling Portfolios (AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio).

In September, 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective during the first required financial reporting period for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  The hierarchy of inputs is summarized below.

•                  Level 1 –  quoted prices in active markets for identical investments

•                  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

		Significant Other	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable	November 30,
Fund	(Level 1)	(Level 2)	Inputs (Level 3)	2008

Allstate ClearTarget 2005 Retirement Fund	$407,594	$—	$—	$407,594
Total	$407,594	$—	$—	$407,594

Allstate ClearTarget 2010 Retirement Fund	$1,136,536	$—	$—	$1,136,536
Total	$1,136,536	$—	$—	$1,136,536

Allstate ClearTarget 2015 Retirement Fund	$999,508	$—	$—	$999,508
Total	$999,508	$—	$—	$999,508

Allstate ClearTarget 2020 Retirement Fund	$533,007	$—	$—	$533,007
Total	$533,007	$—	$—	$533,007

1

Allstate ClearTarget 2030 Retirement Fund	$639,685	$—	$—	$639,685
Total	$639,685	$—	$—	$639,685

Allstate ClearTarget 2040 Retirement Fund	$265,194	$—	$—	$265,194
Total	$265,194	$—	$—	$265,194

Allstate ClearTarget 2050 Retirement Fund	$190,529	$—	$—	$190,529
Total	$190,529	$—	$—	$190,529

Allstate Large Cap Index Fund	$4,992,904	$—	$—	$4,992,904
Total	$4,992,904	$—	$—	$4,992,904

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

Note 2. Income Tax Information

As of November 30, 2008, the federal tax cost and net unrealized appreciation (depreciation) were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Depreciation

Allstate ClearTarget 2005 Retirement Fund	$556,580	$0	$(148,986)	$(148,986)
Allstate ClearTarget 2010 Retirement Fund	1,315,334	0	(178,798)	(178,798)
Allstate ClearTarget 2015 Retirement Fund	1,423,085	0	(423,577)	(423,577)
Allstate ClearTarget 2020 Retirement Fund	767,193	0	(234,186)	(234,186)
Allstate ClearTarget 2030 Retirement Fund	939,370	0	(299,685)	(299,685)
Allstate ClearTarget 2040 Retirement Fund	363,043	0	(97,849)	(97,849)
Allstate ClearTarget 2050 Retirement Fund	257,668	0	(67,139)	(67,139)
Allstate Large Cap Index Fund	7,102,519	17,973	(2,127,588)	(2,109,615)

2

Item 2. Controls and Procedures

(a)     The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)     During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Financial Investment Trust

By:	/s/ Frederick F. Cripe
Name: Frederick F. Cripe

Title:   President

Date: January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frederick F. Cripe		By:	/s/ Darryl Baltimore
	Name:	Frederick F. Cripe		Name:	Darryl Baltimore
	Title:	President		Title:	Treasurer

Date: January 27, 2009

3